Income Tax Expense (Principal Components Of Income Tax Expense (Benefit) From Continuing Operations) (Details) (USD $) In Thousands	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Income Tax Expense [Abstract]
Federal, Current	$ 15,708	$ 17,585	$ 10,425
Federal, Deferred	5,578	4,199	(1,666)
State and local, Current	2,218	2,193	4,683
State and local, Deferred	580	230	(421)
Foreign, Current	3,104	1,130	1,179
Foreign, Deferred	(2,731)	(518)	(333)
Total	$ 24,457	$ 24,819	$ 13,867